Dividends (Details) - GBP (£) £ / shares in Units, £ in Millions			1 Months Ended	12 Months Ended
	Oct. 05, 2023	Apr. 27, 2023	Jul. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Dividend payable per ordinary share				£ 0.042
Dividends, proposed				£ 388
Dividend per share	£ 0.018	£ 0.024			£ 11,930	£ 1,148
Total dividend	£ 166	£ 222			£ 11,930	£ 1,148
Interim dividend per share				£ 0.042
CHHL2
Dividends paid through offset against loans to shareholders			£ 9,211
Dividends paid through offset against interest owed from shareholders			£ 37